Offerings - Offering: 1	Oct. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the IP Strategy Holdings, Inc. 2024 Equity Incentive Plan
Amount Registered | shares	412,500
Proposed Maximum Offering Price per Unit	2.525
Maximum Aggregate Offering Price	$ 1,041,562.5
Fee Rate	0.0087%
Amount of Registration Fee	$ 90.62
Offering Note
This registration statement shall be deemed to cover an indeterminate number of additional shares of common stock, par value $0.0001 per share, as may be issuable pursuant to future stock dividends, stock splits, or similar transactions, pursuant to Rule 416(a) and (b) of the Securities Act of 1933, as amended.

Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act of 1933, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices of the common stock as reported on the NASDAQ Stock Market on October 16, 2026.